COMMITMENTS	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
COMMITMENTS

18. COMMITMENTS

a) Operating lease commitments

The Company leases production factories, warehouses and employees’ hostel from unrelated parties under non-cancellable operating lease arrangements. The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of March 31, 2026 (Unaudited)	As of September 30, 2025
	USD’000	USD’000
Within one year	318	463
After one year and within five years	717	939
Total	1,035	1,402

The leases typically run for an initial period of three years, with an option to renew the lease when all terms are renegotiated. Lease payments are usually increased every three years to reflect market rentals. None of the leases includes contingent rentals.

(b) Capital commitments

The Company’s capital expenditures consist of expenditures on plant and equipment and capital contributions.

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of
	March 31, 2026 (Unaudited)	September 30, 2025
	USD’000	USD’000
Contracted for capital commitment with respect to capital contributions to its wholly foreign owned subsidiaries in the PRC:
Antelope Chengdu	5,705	6,120
Antelope Future (Yangpu)	7,244	7,244
Antelope Ruicheng Investment	6,850	6,850
Wenzhou Kylin Cloud Service Technology	704	704
Jiangxi Kylin Cloud Service Technology	704	704
Anhui Kylin Cloud Service Technology	428	428